Repurchases and Issuance of Units (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended			41 Months Ended	42 Months Ended	44 Months Ended
	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Mar. 05, 2026	Jul. 31, 2022
Common units repurchased, value		$ 43,000,000	$ 25,000,000
Compensation expense from restricted common units		$ 0	$ 0	$ 4,000
Restricted common units outstanding		0	0		0	0
Common stock, voting rights		Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.
Upon Merger with Navios Acquisition [Member]
Percentage of voting rights of common unitholders		4.90%			4.90%	4.90%
Restricted Stock Units (RSUs) [Member] | Authorized December 2019 [Member]
Restricted common units, exercised		0	0	0
Restricted common units, forfeited or expired		0	0	0
Directors and officers | Restricted Stock Units (RSUs) [Member] | Authorized December 2019 [Member]
Restricted common units granted	4,000,000
Common units, issuance date	Dec. 18, 2019
Common units, vesting period	4 years
Compensation expense from restricted common units		$ 0	$ 0	$ 4,000
Common Unit Repurchase Program [Member] | Limited Partner [Member]
Common units repurchased, units		1,029,312,000				1,519,267,000
Common units repurchased, value		$ 43,000,000			$ 68,000,000
Common Unit Repurchase Program [Member] | Limited Partner [Member] | March, 2026 [Member]
Common units repurchased, units							1,638,377,000
Common units repurchased, value							$ 75,226,000
Common Unit Repurchase Program [Member] | Maximum [Member]
Stock repurchase program, authorized amount								$ 100,000,000